Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses as of September 30, 2016 and December 31, 2015, consisted of the following (in thousands):

	September 30, 2016	December 31, 2015
Clinical	$521	$259
Compensation and benefits	635	684
Accounting and legal	169	416
Other	35	10

Total accrued expenses	$1,360	$1,369

5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses as of December 31, 2014 and 2015, consisted of the following (in thousands):

	December 31,
	2014	2015
Broker commissions	$925	$—
Clinical	159	259
Compensation and benefits	42	684
Accounting and legal	110	416
Other	21	10

Total accrued expenses	$1,257	$1,369